Note 3 - Marketable Debt Securities: Available-for-sale Securities (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Available-for-sale Securities, Amortized Cost Basis	$ 109,542,938	$ 88,822,750
Available-for-sale Securities, Gross Unrealized Gains	1,543,927	2,976,757
Available-for-sale Securities, Gross Unrealized Losses	(5,025,281)	(145,814)
Available-for-sale Securities, Fair Value Disclosure	106,061,584	91,053,693
US States and Political Subdivisions Debt Securities
Available-for-sale Securities, Amortized Cost Basis	109,412,622	88,092,434
Available-for-sale Securities, Gross Unrealized Gains	1,241,209	2,808,800
Available-for-sale Securities, Gross Unrealized Losses	(5,025,281)	(145,814)
Available-for-sale Securities, Fair Value Disclosure	105,628,550	90,755,420
Corporate Debt Securities
Available-for-sale Securities, Amortized Cost Basis	130,316	130,316
Available-for-sale Securities, Gross Unrealized Gains	302,718	167,957
Available-for-sale Securities, Fair Value Disclosure	$ 433,034	$ 298,273